Warrant Liabilities	6 Months Ended
Jun. 30, 2012
Warrant Liabilities [Abstract]
Warrant Liabilities
7. Warrant Liability

Pursuant to FASB ASC 815, the Company is required to report the value of certain warrants as a liability at fair value and record the changes in the fair value of the warrant liabilities as a gain or loss in its statement of operations due to the price-based anti-dilution rights of warrants.

As of December 31, 2011, 4,675,143 warrants were valued as liabilities under FASB ASC 815, and these warrants expired on January 3, 2012.  The Company valued the 4,675,143 warrants using the Black-Scholes model and recorded $0 in warrant liabilities as of December 31, 2011.

During June 2012, the Company issued a total of 15,000,000 warrants to Visser under the Visser MTA Agreement. These warrants have an exercise price of $0.22 and expire on June 1, 2017 (see Note 3 "June 2012 Transaction with Visser Precision Cast, LLC").  The foregoing warrants have certain anti-dilution and exercise price reset provisions which qualify the warrants to be classified as a liability under FASB ASC 815.  As of June 30, 2012, warrant liability was $4,434 and the change in warrant valuation for the three months and six months ended June 30, 2012 was a loss of $174.

The Company had 44,779,557 and 44,707,976 warrants outstanding as of June 30, 2012 and December 31, 2011, respectively.  Of these warrants, 15,000,000 and 4,675,143 were valued and classified as a liability under FASB ASC 815 (see Note 10).